Financial instruments and financial risk management - Disclosure of detailed information about fair value measurement of assets (Details) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	$ 1,640,642	$ 405,849	$ 4,066,588
Marketable securities	0	2,683,560	$ 0
Total	1,873,502	3,321,952
Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	1,640,642	405,849
Marketable securities		2,683,560
Total	1,640,642	3,089,409
Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	0	0
Marketable securities		0
Total	0	0
Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	0	0
Marketable securities		0
Total	$ 0	$ 0